Mortgage Loans Held-for-Sale (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Mortgage Loans Held-for-Sale
Summary of the unpaid principal balance (UPB ) of mortgage loans held-for-sale by type

	June 30,	December 31,
	2022	2021
Government (1)	$613	$6,886
Conventional (2)	7,375	62,759
Jumbo & Non-qualified mortgages (NonQM)	28,839	231,142
Fair value adjustment (3)	208	7,690
Total mortgage loans held-for-sale	$37,035	$308,477
(1)	Includes all government-insured loans including Federal Housing Administration (FHA), Veterans Affairs (VA) and United States Department of Agriculture (USDA).
(2)	Includes loans eligible for sale to Federal National Mortgage Association (Fannie Mae or FNMA) and Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC).
(3)	Changes in fair value are included in gain on sale of loans, net in the accompanying consolidated statements of operations and comprehensive loss.

	December 31,	December 31,
	2021	2020
Government(1)	$6,886	$7,924
Conventional(2)	62,759	141,139
Jumbo & Non-qualified mortgages (NonQM)	231,142	11,064
Fair value adjustment(3)	7,690	4,295
Total mortgage loans held-for-sale	$308,477	$164,422
(1)	Includes all government-insured loans including Federal Housing Administration (FHA), Veterans Affairs (VA) and United States Department of Agriculture (USDA).
(2)	Includes loans eligible for sale to Fannie Mae and Federal home Loan Mortgage Corporation (Freddie Mac or FHLMC).
(3)	Changes in fair value are included in gain on sale of loans, net on the accompanying consolidated statements of operations and comprehensive loss.

Schedule of gain (loss) on sale of loans, net

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Gain on sale of mortgage loans	$2,562	$17,852	$16,587	$39,115
Premium from servicing retained loan sales	—	92	46	213
Unrealized loss from derivative financial instruments	(1,244)	(2,880)	(2,558)	(3,095)
Gain (loss) from derivative financial instruments	1,862	(315)	6,005	2,914
Mark to market (loss) gain on LHFS	(217)	271	(7,482)	(597)
Direct origination expenses, net	(925)	(3,737)	(4,031)	(7,938)
Change in provision for repurchases	(1,859)	(590)	(2,433)	212
Gain on sale of loans, net	$179	$10,693	$6,134	$30,824

	For the Year Ended
	December 31,
	2021	2020
Gain on sale of mortgage loans	$81,362	$59,330
Premium from servicing retained loan sales	536	2,094
Unrealized loss from derivative financial instruments	(4,076)	(7)
Gain (loss) from derivative financial instruments	1,934	(11,040)
Mark to market gain (loss) on LHFS	3,395	(15,955)
Direct origination expenses, net	(17,746)	(15,191)
Change in provision for repurchases	(111)	(5,227)
Gain on sale of loans, net	$65,294	$14,004